NATIONWIDE MUTUAL FUNDS
Nationwide Fund
Nationwide Growth Fund
Nationwide Large Cap Value Fund
Nationwide Value Fund

Supplement dated September 14, 2010
to the Prospectus dated March 1, 2010 (as revised May 6, 2010)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have meanings assigned to them in the Prospectus.

           Nationwide Fund

1.           At a meeting of the Board of Trustees (the “Board”) of Nationwide Mutual Funds (the “Trust”) held on September 14, 2010, the Board approved the addition of Diamond Hill Capital Management, Inc. (“Diamond Hill”) to subadvise a portion of the Nationwide Fund (the “Fund”), alongside Aberdeen Asset Management, Inc., the sole current subadviser.  The Board also approved certain changes to the Fund’s principal investment strategies.  Specifically, where the Fund currently is composed of two portions:  a fundamentally managed portion and a quantitatively managed portion, the use of a distinct quantitative strategy in pursuing the Fund’s objective will be eliminated.  Both the addition of Diamond Hill and the changes to the Fund’s principal investment strategies are anticipated to take effect on or about October 18, 2010, or as soon thereafter as is reasonably practicable (the “Effective Date”).

2.           Diamond Hill is located at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215. Diamond Hill has been a registered investment adviser, currently providing advisory services to individuals, pension and profit sharing plans, trust, corporations and other institutions since June 2, 1998.

3.           As of the Effective Date, the Fund’s principal investment strategies will be as follows:

The Fund invests in a diversified portfolio of common stocks to produce an overall blended equity portfolio consisting of various types of stocks that offer the potential for capital growth and/or dividend income. The Fund consists of two portions managed by different subadvisers. Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of the Trust, selects the Fund’s subadvisers and monitors their performance on an ongoing basis. The Fund’s current subadvisers both employ bottom-up approaches (i.e., based on the characteristics of individual companies, rather than broad economic trends) to construct a diversified portfolio, although each subadviser uses its own unique processes or style. For example, as of the date of this Prospectus, one subadviser evaluates companies based on business quality and valuation, focusing particularly on such characteristics as a company’s business strategy, management team, transparency and commitment to shareholder value. The other subadviser uses a two-step security selection process to find intrinsic value regardless of overall market conditions, combining fundamental research with valuation techniques. NFA allocates assets to subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

The Fund generally considers selling a security when it reaches a target price, its issuer’s business quality or fundamentals appear to the subadviser to be deteriorating, its issuer is engaged in corporate activity, or when other opportunities appear more attractive. The Fund may engage in active and frequent trading of portfolio securities.

4.           In addition to the Fund’s principal risks that currently appear in the Prospectus, the Fund will be subject to multi-manager risk as of the Effective Date.  While NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadviser. It is possible that the security selection process of one subadviser will not complement that of the other subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

5.           Shareholders of the Fund will receive an Information Statement shortly after the Effective Date as required under the Trust’s Manager of Managers Exemptive Order with more detailed information about Diamond Hill.

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NATIONWIDE MUTUAL FUNDS
Nationwide Fund
Nationwide Growth Fund
Nationwide Large Cap Value Fund
Nationwide Value Fund

Supplement dated September 14, 2010
to the Prospectus dated March 1, 2010 (as revised May 6, 2010)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have meanings assigned to them in the Prospectus.

           Nationwide Growth Fund

1.           At a meeting of the Board of Trustees (the “Board”) of Nationwide Mutual Funds (the “Trust”) held on September 14, 2010, the Board approved the termination of Aberdeen Asset Management Inc. (“Aberdeen”) as subadviser to the Nationwide Growth Fund (the “Fund”), to be replaced by Turner Investment Partners, Inc. (“Turner”). The Board also approved certain changes to the Fund’s principal investment strategies.  Specifically, where the current subadviser manages a separate portion of the Fund using quantitative techniques, Turner will not continue the use of a separate quantitative portion.  Instead, such quantitative techniques will be integrated into the management of a single portfolio.  Both the addition of Turner and the changes to the Fund’s principal investment strategies are anticipated to take effect on or about October 18, 2010, or as soon thereafter as is reasonably practicable (the “Effective Date”).

2.           Turner is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.  Founded in 1990, Turner is an employee-owned investment management firm.

3.           As of the Effective Date, the Fund’s principal investment strategies will be as follows:

The Fund invests primarily in common stocks issued by large-cap companies, utilizing a growth style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts.  In selecting stocks, the subadviser generally employs both quantitative techniques (mathematical and statistical methods) and fundamental analysis (qualitative research) to identify companies that appear to have favorable long-term growth potential and the likelihood of positive earnings revisions, along with the financial resources to capitalize on growth opportunities.  The subadviser also uses quantitative techniques to construct an overall portfolio in order to add to the Fund’s performance while moderating its risk versus the Fund’s benchmark. The Fund may engage in active and frequent trading of portfolio securities.

The Fund reviews holdings closely and will typically sell a company’s securities if there is:

▪	a deterioration in business quality (e.g., loss of business focus, change in competitive landscape, management changes);
▪	a change in valuation (e.g., achieves price target),
▪	significant corporate activity (e.g. takeover or merger); or
▪	the emergence of more attractive investment opportunities.

4.           Shareholders of the Fund will receive an Information Statement shortly after the Effective Date as required under the Trust’s Manager of Managers Exemptive Order with more detailed information about Turner.

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NATIONWIDE MUTUAL FUNDS
Nationwide Fund
Nationwide Growth Fund
Nationwide Large Cap Value Fund
Nationwide Value Fund

Supplement dated September 14, 2010
to the Prospectus dated March 1, 2010 (as revised May 6, 2010)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have meanings assigned to them in the Prospectus.

Nationwide Large Cap Value Fund

On September 14, 2010, a majority of the Board of Trustees (the “Board”) of Nationwide Mutual Funds (the “Trust”), including a majority of the trustees who are deemed to be non-interested under the Investment Company Act of 1940, as amended, adopted a Plan of Reorganization between the Nationwide Large Cap Value Fund (the “Large Cap Value Fund”) and the Nationwide Fund, each a series of the Trust, whereby the Large Cap Value Fund would be merged into the Nationwide Fund.

The Board’s decision to reorganize the Large Cap Value Fund is subject to approval of the Large Cap Value Fund’s shareholders.  In the near future, shareholders of the Large Cap Value Fund will receive a proxy statement/prospectus that contains more information about the merger and the Nationwide Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Fund
Nationwide Growth Fund
Nationwide Large Cap Value Fund
Nationwide Value Fund

Supplement dated September 14, 2010
to the Prospectus dated March 1, 2010 (as revised May 6, 2010)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have meanings assigned to them in the Prospectus.

           Nationwide Value Fund

On September 14, 2010, the Board of Trustees (the “Board”) of Nationwide Mutual Funds considered and approved a proposal to liquidate the Nationwide Value Fund (the “Fund”).  The Fund will be liquidated on or about October 22, 2010 (the “Liquidation Date”).

Effective immediately, new account requests, exchanges into the Fund and purchase orders for Fund shares will no longer be permissible (other than those purchase orders received through dividend reinvestment).  As disclosed in the Prospectus, the Fund is permitted to depart from its stated investment objective and policies and hold cash and cash equivalent positions as a temporary defensive measure to preserve value.  In anticipation of the Fund’s liquidation, the Fund intends to begin to sell its portfolio holdings in exchange for cash, U.S. government securities and/or other short-term debt instruments.

Until the Liquidation Date, shareholders may redeem or exchange their shares in the manner set forth in the Prospectus.  However, pursuant to the Plan of Liquidation and Dissolution adopted by the Board, the Fund may set up a reserve account for expenses incurred in connection with the liquidation to ensure that all shareholders are treated fairly.  Any such reserve account may affect the amount of redemption proceeds payable to a shareholder upon redemption.

With respect to redemptions or exchanges, effective immediately, shareholders of the Fund will no longer be subject to a redemption/exchange fee.  Shareholders will also not be subject to a CDSC upon the redemption of shares.  That is, you will not be charged a CDSC whether you redeem your shares, receive the liquidating distribution or exchange into another Nationwide Fund.

Shareholders of Class A shares may exchange their shares of the Fund for Class A shares of any other Nationwide Fund without paying a front-end sales charge. All other features of the exchange privilege described in the Prospectus will continue to apply.  Rule 12b-1 distribution fees will continue to accrue on shares of the Fund in the manner set forth in the Prospectus until the Liquidation Date.

Upon the liquidation, each remaining shareholder of the Fund will receive a liquidating distribution equal to the shareholder’s proportionate interest in the net assets of the Fund. However, if you are invested in the Fund through an IRA account and you do not contact us prior to the Liquidation Date, we will place your liquidation proceeds into the Nationwide Money Market Fund until we receive instructions from you at 800-848-0920.

You may be subject to federal, state, local or foreign taxes on exchanges, redemptions or liquidations of Fund shares. You should consult your tax advisor for information regarding all tax consequences applicable to your investments in the Fund.

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